UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03450

Name of Fund:  BlackRock Focus Value Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Focus Value Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Above-Average Yield - 8.1%

Capital Markets - 2.2%	The Bank of New York Mellon Corp.	95,000	$2,683,750

Electrical Equipment - 0.5%	Emerson Electric Co.	20,000	571,600

Industrial Conglomerates - 1.9%	Tyco International Ltd.	122,550	2,397,078

Pharmaceuticals - 3.5%	Wyeth	101,500	4,368,560

	Total Above-Average Yield		10,020,988

Discount to Assets - 7.0%

Diversified Telecommunication Services - 3.8%	Verizon Communications, Inc.	155,000	4,681,000

Hotels, Restaurants & Leisure - 1.1%	Carnival Corp.	65,000	1,404,000

Oil, Gas & Consumable Fuels - 2.1%	Anadarko Petroleum Corp.	67,500	2,625,075

	Total Discount to Assets		8,710,075

Earnings Turnaround - 27.6%

Energy Equipment & Services - 2.1%	Halliburton Co.	171,800	2,657,746

Food Products - 1.6%	Unilever NV (a)	100,000	1,960,000

Industrial Conglomerates - 0.7%	General Electric Co.	84,200	851,262

Metals & Mining - 2.1%	Nucor Corp.	70,000	2,671,900

Oil, Gas & Consumable Fuels - 4.2%	Devon Energy Corp.	39,500	1,765,255
	Peabody Energy Corp.	137,800	3,450,512

			5,215,767

Pharmaceuticals - 7.9%	Bristol-Myers Squibb Co.	235,000	5,151,200
	Schering-Plough Corp.	198,200	4,667,610

			9,818,810

Semiconductors & Semiconductor Equipment - 9.0%	Analog Devices, Inc.	145,000	2,794,150
	Applied Materials, Inc.	310,000	3,332,500
	LSI Corp. (b)	1,089,300	3,311,472
	Micron Technology, Inc. (b)	450,000	1,827,000

			11,265,122

	Total Earnings Turnaround		34,440,607

Financial Restructuring - 0.0%

Media - 0.0%	Legacy Holdings, Inc. (b)	1,500	16

	Total Financial Restructuring		16

Operational Restructuring - 19.6%

Aerospace & Defense - 1.9%	Raytheon Co.	62,500	2,433,750

Chemicals - 3.0%	E.I. du Pont de Nemours & Co.	167,100	3,731,343

Communications Equipment - 5.3%	Corning, Inc.	159,600	2,117,892
	Nokia Oyj (a)	382,800	4,467,276

			6,585,168

Computers & Peripherals - 2.6%	Hewlett-Packard Co.	101,500	3,254,090

Diversified Financial Services - 2.6%	JPMorgan Chase & Co.	120,000	3,189,600

Health Care Equipment & Supplies - 1.2%	Covidien Ltd.	47,000	1,562,280

Household Products - 1.7%	Kimberly-Clark Corp.	46,000	2,121,060

Office Electronics - 1.3%	Xerox Corp.	350,000	1,592,500

	Total Operational Restructuring		24,469,791

BlackRock Focus Value Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Price-to-Earnings Per Share - 33.5%

Diversified Telecommunication Services - 5.5%	Qwest Communications International Inc. (c)	2,000,000	$6,840,000

Energy Equipment & Services - 2.2%	Weatherford International Ltd. (b)	255,000	2,822,850

Insurance - 10.0%	ACE Ltd.	100,000	4,040,000
	MetLife, Inc.	103,500	2,356,695
	Prudential Financial, Inc.	45,000	855,900
	The Travelers Cos., Inc.	127,000	5,161,280

			12,413,875

Media - 8.4%	News Corp. Class A	280,000	1,853,600
	Time Warner Cable, Inc.	13,978	1,040,491
	Time Warner, Inc.	167,067	3,224,387
	Viacom, Inc. Class B (b)	249,800	4,341,524

			10,460,002

Oil, Gas & Consumable Fuels - 4.8%	Chevron Corp.	43,000	2,891,320
	Occidental Petroleum Corp.	55,000	3,060,750

			5,952,070

Software - 2.6%	Microsoft Corp.	175,000	3,214,750

	Total Price-to-Earnings Per Share		41,703,547

Special Situations - 2.6%

Capital Markets - 2.6%	Invesco Ltd. (a)	232,000	3,215,540

	Total Special Situations		3,215,540

	Total Common Stocks - 98.4%		122,560,564

	Other Interests (d)	Beneficial Interest (000)

Financial Restructuring - 0.0%

Oil, Gas & Consumable Fuels - 0.0%	WRT Energy Corp. (Litigation Trust Certificates) (e)	$1,981	0

	Total Other Interests - 0.0%		0

	Total Long-Term Investments (Cost - $150,637,113) - 98.4%		122,560,564

	Short-Term Securities	Shares/ Beneficial Interest (000)

	BlackRock Liquidity Funds, TempCash, 0.72% (f)(g)	734,363	734,363
	BlackRock Liquidity Series, LLC Money Market Series, 1.17% (f)(g)(h)	$7,400	7,400,000

	Total Short-Term Securities (Cost - $8,134,363) - 6.5%		8,134,363

	Total Investments (Cost - $158,771,476*) - 104.9%		130,694,927
	Liabilities in Excess of Other Assets - (4.9)%		(6,135,627)

	Net Assets - 100.0%		$124,559,300

BlackRock Focus Value Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$161,435,839

Gross unrealized appreciation	$5,937,873
Gross unrealized depreciation	(36,678,785)

Net unrealized depreciation	$(30,740,912)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e)	Restricted security as to resale, representing 0.0% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

WRT Energy Corp. (Litigation Trust Certificates)	7/10/97	$202,416	—

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	734,363	$68
BlackRock Liquidity Series, LLC Cash Sweep Series	—	$105,478
BlackRock Liquidity Series, LLC Money Market Series	$7,400,000	$61,583
FFI Premier Institutional Fund	$5,887,200	—

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash proceeds from securities loans.

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classification for reporting ease.

BlackRock Focus Value Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)

•

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$123,294,927
Level 2	7,400,000
Level 3	—

Total	$130,694,927

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Focus Value Fund, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Focus Value Fund, Inc.

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Value Fund, Inc.

Date: May 20, 2009